Short Term Debt and Credit Agreements	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Short-Term Debt and Credit Agreements

NOTE 17. SHORT-TERM DEBT AND CREDIT AGREEMENTS

The Companies use short-term debt to fund working capital requirements and as a bridge to long-term debt financings. The levels of borrowing may vary significantly during the course of the year, depending upon the timing and amount of cash requirements not satisfied by cash from operations. In addition, Dominion Energy utilizes cash and letters of credit to fund collateral requirements. Collateral requirements are impacted by commodity prices, hedging levels, Dominion Energy’s credit ratings and the credit quality of its counterparties.

Dominion Energy

Dominion Energy’s short-term financing is supported by its $6.0 billion joint revolving credit facility that provides for a discount in the pricing of certain annual fees and amounts borrowed by Dominion Energy under the facility if Dominion Energy achieves certain annual renewable electric generation and diversity and inclusion objectives. Commercial paper and letters of credit outstanding, as well as capacity available under the credit facility were as follows:

	Facility Limit	Outstanding Commercial Paper(1)	Outstanding Letters of Credit	Facility Capacity Available
(millions)
At December 31, 2022
Joint revolving credit facility(2)	$6,000	$3,076	$202	$2,722
At December 31, 2021
Joint revolving credit facility(2)	$6,000	$1,883	$131	$3,986
(1)
The weighted-average interest rates of the outstanding commercial paper supported by Dominion Energy’s credit facility was 4.73% and 0.31% at December 31, 2022 and 2021, respectively.
(2)
This credit facility matures in June 2026, with the potential to be extended by the borrowers to June 2028, and can be used by the borrowers under the credit facility to support bank borrowings and the issuance of commercial paper, as well as to support up to a combined $2.0 billion of letters of credit.

DESC and Questar Gas’ short-term financings are supported through access as co-borrowers to the joint revolving credit facility discussed above with the Companies. At December 31, 2022, the sub-limits for DESC and Questar Gas were $500 million and $250 million, respectively.

In March 2021, FERC granted DESC authority through March 2023 to issue short-term indebtedness (pursuant to Section 204 of the Federal Power Act) in amounts not to exceed $2.2 billion outstanding with maturity dates of one year or less. In addition, in March 2021, FERC granted GENCO authority through March 2023 to issue short-term indebtedness not to exceed $200 million outstanding with maturity dates of one year or less. In January 2023, DESC and GENCO applied to FERC for a two-year short-term borrowing authorization. The applications are pending.

In addition to the joint revolving credit facility mentioned above, Dominion Energy also has a credit facility which allows Dominion Energy to issue up to approximately $30 million in letters of credit and was scheduled to mature in June 2022. In April 2022, Dominion Energy entered into an agreement to amend and restate this facility to extend the maturity date to June 2025. In May 2022, Dominion Energy further amended and restated this facility to have a maturity date of June 2024. At December 31, 2022 and 2021, Dominion Energy had $25 million and $29 million in letters of credit outstanding under this facility, respectively.

In December 2021, in connection with the sale of certain non-wholly owned nonregulated solar facilities, as discussed in Note 10, SBL Holdco terminated $30 million of credit facilities and Dominion Solar Projects III, Inc. terminated $25 million of credit facilities.

In July 2021, Dominion Energy entered into an approximately $1.3 billion term loan credit agreement following the termination of the Q-Pipe Transaction as discussed in Note 3 and borrowed the full amount available thereunder. The term loan was scheduled to mature in December 2021, with the ability to extend maturity at Dominion Energy’s option to June 2022 and bore interest at a variable rate. The proceeds were utilized to repay the deposit received from BHE on the Q-Pipe Transaction. In December 2021, Dominion Energy used the net proceeds from the completion of the sale of the Q-Pipe Group to Southwest Gas to repay the principal outstanding under the term loan plus accrued interest.

In December 2021, DECP Holdings entered into a credit facility, which allows it to issue up to $110 million in letters of credit with automatic one-year renewals through the maturity of the facility in December 2024. At both December 31, 2022 and 2021, $110 million in letters of credit were outstanding under this agreement with no amounts drawn under the letters of credit.

Dominion Energy has an effective shelf registration statement with the SEC for the sale of up to $3.0 billion of variable denomination floating rate demand notes, called Dominion Energy Reliability InvestmentSM. The registration limits the principal amount that may be outstanding at any one time to $1.0 billion. The notes are offered on a continuous basis and bear interest at a floating rate per annum determined by the Dominion Energy Reliability Investment Committee, or its designee, on a weekly basis. The notes have no stated

maturity date, are non-transferable and may be redeemed in whole or in part by Dominion Energy or at the investor’s option at any time. At December 31, 2022 and December 31, 2021, Dominion Energy’s Consolidated Balance Sheets include $347 million and $431 million, respectively, presented within short-term debt with weighted-average interest rates of 4.24% and 1.25%, respectively. The proceeds are used for general corporate purposes and to repay debt.

In January 2023, Dominion Energy entered into a $2.5 billion 364-Day term loan facility which bears interest at a variable rate and will mature in January 2024 with the proceeds to be used to repay existing long-term debt and short-term debt upon maturity and for other general corporate purposes. Concurrently, Dominion Energy borrowed an initial $1.0 billion with the proceeds used to repay long-term debt. The maximum allowed total debt to total capital ratio under the facility is consistent with such allowed ratio under Dominion Energy’s joint revolving credit facility. Dominion Energy may make up to two additional borrowings under this agreement through March 31, 2023, at which point any unused capacity will cease to be available to Dominion Energy.

Virginia Power

Virginia Power’s short-term financing is supported through its access as co-borrower to Dominion Energy’s $6.0 billion joint revolving credit facility. The credit facility can be used for working capital, as support for the combined commercial paper programs of the borrowers under the credit facility and for other general corporate purposes.

Virginia Power’s share of commercial paper and letters of credit outstanding under the joint revolving credit facility with Dominion Energy, Questar Gas and DESC were as follows:

	Facility Limit	Outstanding Commercial Paper(1)	Outstanding Letters of Credit
(millions)
At December 31, 2022
Joint revolving credit facility(2)	$6,000	$941	$140
At December 31, 2021
Joint revolving credit facility(2)	$6,000	$745	$40
(1)
The weighted-average interest rates of the outstanding commercial paper supported by the credit facility was 4.68% and 0.26% at December 31, 2022 and 2021, respectively.
(2)
The full amount of the facility is available to Virginia Power, less any amounts outstanding to co-borrowers Dominion Energy, Questar Gas and DESC. The sub-limit for Virginia Power is set pursuant to the terms of the facility but can be changed at the option of the borrowers multiple times per year. At December 31, 2022, the sub-limit for Virginia Power was $1.75 billion. If Virginia Power has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in June 2026, with the potential to be extended by the borrowers to June 2028. The credit facility can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $2.0 billion (or the sub-limit, whichever is less) of letters of credit.

In January 2023, Virginia Power entered into a letter of credit facility which allows Virginia Power to issue up to $125 million in letters of credit and matures in January 2026. Through February 2023, less than $1 million in letters of credit were issued and outstanding under this facility with no amounts drawn under the letters of credit.